CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Capital Risk Management [Abstract]
Total long-term debt (Note 19)	$ 3,074.3	$ 3,250.1
Less: cash and cash equivalents	(160.1)	(217.6)	$ (346.1)
Net debt	2,914.2	3,032.5
Equity	4,302.6	4,588.9	$ 4,086.6
Total net debt plus equity	$ 7,216.8	$ 7,621.4
Net debt to capital (in percent)	40.40%	39.80%